DEFERRED CHARGES (Tables)	12 Months Ended
Jul. 31, 2026
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of deferred charges
	July 31, 2026		July 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Leasing brokerage commissions	$6,670,927	$3,039,757	$6,463,376	$3,000,205
Deferred Selling and Other Costs	127,548	35,000	35,000	—
Professional fees for leasing	63,451	46,975	81,826	62,180
Total	$6,861,926	$3,121,732	$6,580,202	$3,062,385

Schedule of estimated aggregate amortization expense
Year Ended July 31	Amortization
2027	$550,886
2028	$473,201
2029	$434,090
2030	$348,923
2031	$345,059